Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Impairment charge	$ 42,570,833	$ 16,297,933
Depreciation expenses	21,050,529	9,654,039	2,964,283
Loss from disposal of mining equipment	(818,395)	(1,886,990)	(290,619)
Costs of Revenues [Member]
Property and Equipment, Net [Line Items]
Depreciation expenses	20,985,356	9,603,765	2,674,014
General and Administrative Expense [Member]
Property and Equipment, Net [Line Items]
Depreciation expenses	65,173	11,972	290,269
Research and Development Expense [Member]
Property and Equipment, Net [Line Items]
Depreciation expenses		$ 38,302